Lease Obligations	12 Months Ended
Dec. 31, 2017
Leases [Abstract]
Lease Obligations

6. Lease obligations

Operating lease commitments

Pursuant to a lease dated January 10, 2014, on April 1, 2014, the Company leased office and lab space under a lease agreement for $6 per month with a free rent period and escalating rent payments; the lease was set to expire on July 31, 2017.

On January 27, 2016, the Company signed an amendment to the Company’s existing lease to move to a larger office and lab space beginning in August 2016 for $16 per month with a discounted rent period and escalating rent payments; the lease was extended to December 31, 2022. The amendment also contained an option for a five year renewal and a right of first refusal to lease adjacent office space.

On March 27, 2017, the Company signed an amendment to the Company’s existing lease to lease additional, adjacent office space. Beginning August 2017, the combined space leased for $24 per month with a discounted rent period and escalating rent payments. The lease is set to expire on December 31, 2022. The Company has maintained an option for a five year renewal on the combined space.

Rent expense amounted to $252, $126 and $71 for the years ended December 31, 2017, 2016 and 2015, respectively.

The following is a schedule by years of minimum future rental payments on noncancelable operating leases as of December 31, 2017 (in thousands):

2018	$294
2019	303
2020	312
2021	321
2022	331
2023	—
$1,561